STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK OPTIONS AND WARRANTS
STOCK OPTIONS AND WARRANTS

NOTE 9 - STOCK OPTIONS AND WARRANTS

2021 Equity Incentive Plan

In July 2021, our Board and shareholders authorized the 2021 Equity Incentive Plan (the “2021 Plan”), covering 180,000 shares of common stock. In January 2022, the number of shares authorized under the 2021 Plan was automatically increased to 228,530 shares pursuant to an escalation provision in the plan. The purpose of the 2021 Plan is to advance the interests of the Company and our related corporations by enhancing the ability of the Company to attract and retain qualified employees, consultants, officers, and directors, by creating incentives and rewards for their contributions to the success of the Company and its related corporations. The 2021 Plan is administered by our Board or by the Compensation Committee. The following awards may be granted under the 2021 Plan:

●	incentive stock options (“ISOs”)

●	non-qualified options (“NSOs”)

●	awards of our restricted common stock

●	stock appreciation rights (“SARs”)

●	restricted stock units (“RSUs”)

Any option granted under the 2021 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2021 Plan is determined by the Board at the time of grant but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of any other type of award under the 2021 Plan are determined by the Board at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

2024 Equity Incentive Plan

On July 11, 2024, our Board and Majority Shareholders approved and ratified the 2024 Equity Incentive Plan (the “2024 Plan”), covering a minimum of 2,000,000 shares of common stock and up to 2,500,000 of common stock, if all shares of shares of common stock issuable by the Company in the 2024 Exempt Offering, as described herein, are issued on or about the Effective Date.  The purpose of the 2024 Plan is to advance the interests of the Company and our related corporations by enhancing the ability of the Company to attract and retain qualified employees, consultants, officers, and directors, by creating incentives and rewards for their contributions to the success of the Company and its related corporations. The 2024 Plan is administered by our Board or by the Compensation Committee. The following awards may be granted under the 2024 Plan:

●	incentive stock options (“ISOs”)

●	non-qualified options (“NSOs”)

●	awards of our restricted common stock

●	stock appreciation rights (“SARs”)

●	restricted stock units (“RSUs”)

Any option granted under the 2024 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2021 Plan is determined by the Board at the time of grant but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of any other type of award under the 2024 Plan are determined by the Board at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

Stock Options

There were no stock options granted during the nine months ended September 30, 2024.

During the three months ended September 30, 2024, and 2023, we recorded $27,954 and $343,951 of compensation expense, respectively, related to stock options, and during the nine months ended September 30, 2024, and 2023, we recorded $100,168 and $954,317 of compensation expense, respectively related to stock options.

A summary of the status of the Company’s stock options as of September 30, 2024, and changes during the period are presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	240,188	$46.96	0.78	$-
Granted	-	-
Exercised	-	-
Expired or cancelled	(194,343)	48.79
Outstanding at September 30, 2024	45,844	$37.27	1.76	$-
Exercisable at September 30, 2024	32,896	$43.71	1.52	$-

As of September 30, 2024, there was approximately $131,27326053 of total unrecognized compensation cost related to non-vested stock options which vest over time and is expected to be recognized over a period of four years, as follows: 2024, $26,053; 2025, $89,018; 2026, $14,683; 2027, $1,223; and thereafter $296. The intrinsic value of options outstanding is $0 at September 30, 2024 and the intrinsic value of options exercisable is $0 at September 30, 2024.

Warrants

2024 Warrant Grants

Warrants issued for intangible purchase

On March 28, 2024, the Company and GOLQ entered into an Amendment to Technology License and Commercialization Agreement (the “Amendment”). Under the Amendment, the Company and GOLQ agreed to and added Section 3.3 to further detail technical assistance from GOLQ to the Company. In addition, Section 5.1 was amended such that the royalty was lowered from eight percent (8%) to five percent (5%) for which the Company granted to GOLQ a warrant to purchase two hundred ninety-two thousand (292,000) shares of Company Common Stock (the “Warrant”) for a price equal to $0.01 per share (the “Exercise Price”). The Warrant may be exercised at any time commencing upon the date that is six (6) months from the Effective Date and terminating at 5:00 P.M., New York time, on the three (3) year anniversary of the Effective Date, unless the closing sale price for the common stock of the Company has closed at or above $5.00 for ten consecutive trading days. Further, the Amendment contains a blocker provision that limits shares issuable under the Warrant such that the shares beneficially owned by GOLQ does not exceed 9.99% of the total number of issued and outstanding shares of the Company’s Common Stock (including for such purpose the shares of Common Stock issuable upon such exercise). These GOLQ Warrants were valued at $480,358 and together with the common shares issued to GOLQ, discussed in Note 8, were treated as consideration for the licenses purchased from GOLQ.

Warrants exercised

On February 9, 2024, the 8/30/2022 noteholders entered into an agreement with the new noteholders (Note 7) whereas the assignees will purchase 108,912 Warrants from the previous holders.

On February 12, 2024, the noteholders elected to exercise such warrants and paid the exercise price thereof through the cancellation of debt. The Parties agreed that the Exercise Price of the Warrants shall be paid by and through reduction and cancellation of aggregate amounts due under the notes previously assigned to them on February 9, 2024. A total of $302,175 of exercise proceeds were received, and 108,912 common shares issued in conjunction with the exercise.

On February 9, 2024, Calvary Fund I L.P entered into an agreement with the new noteholder (Note 7) whereas the assignees will purchase 104,274 Warrants from Calvary.

On February 12, 2024, the noteholders elected to exercise such warrants and paid the exercise price thereof through the cancellation of debt. The Parties agree that the Exercise Price of the Warrants shall be paid by and through reduction and cancellation of aggregate amounts due under the notes previously assigned to them on February 9, 2024. A total of $289,882 of exercise proceeds were received, and 104,274 common shares issued in conjunction with the exercise.

Warrant activity for the nine months ended September 30, 2024, is as follows:

		Weighted
		Average
		Exercise
	Warrants	Price per
	Outstanding	Share
Outstanding at December 31, 2023	979,853	$2.37
Issued	292,000	0.10
Exercised	(213,186)	0.19
Expired or cancelled	(147,608)	0.00
Outstanding at September 30, 2024	911,059	$1.97

All warrants are exercisable at September 30, 2024. The weighted average remaining life of the warrants is 2.70 years at September 30, 2024.

The fair values of warrants granted were estimated using Black-Sholes option-pricing model with the following assumptions:

September 30, 2024
Risk-free interest rates	4.28%
Expected life (in years)	3.00
Expected volatility	194.4%
Dividend yield	0.00%

NOTE 9 - STOCK OPTIONS AND WARRANTS

Stock Option Plans

2017 Equity Incentive Plan

In October 2017, our Board and shareholders authorized the 2017 Equity Incentive Plan (the “2017 Plan”), covering 12,667 shares of common stock. In December 2019, the number of shares authorized under the 2017 Plan increased to 29,305 shares. The purpose of the 2017 Plan is to advance the interests of the Company and our related corporations by enhancing the ability of the Company to attract and retain qualified employees, consultants, officers, and directors, by creating incentives and rewards for their contributions to the success of the Company and its related corporations. The 2017 Plan is administered by our Board or by the Compensation Committee. The following awards may be granted under the 2017 Plan:

●	incentive stock options (“ISOs”)

●	non-qualified options (“NSOs”)

●	awards of our restricted common stock

●	stock appreciation rights (“SARs”)

●	restricted stock units (“RSUs”)

Any option granted under the 2017 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2017 Plan is determined by the Board at the time of grant but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of any other type of award under the 2017 Plan is determined by the Board at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

In May 2020, the number of shares authorized for issuance under the Company’s 2017 Equity Incentive Plan increased to 45,707 shares. In June 2020, the number of shares authorized for issuance under the Company’s 2017 Equity Incentive Plan was further increased to 73,867 shares. In December 2020, the number of shares authorized for issuance under the Company’s 2017 Equity Incentive Plan was increased to 87,200 shares.

2021 Equity Incentive Plan

In July 2021, our Board and shareholders authorized the 2021 Equity Incentive Plan (the “2021 Plan”), covering 180,000 shares of common stock. In January 2022, the number of shares authorized under the 2021 Plan was automatically increased to 228,530 shares pursuant to an escalation provision in the plan. The purpose of the 2021 Plan is to advance the interests of the Company and our related corporations by enhancing the ability of the Company to attract and retain qualified employees, consultants, officers, and directors, by creating incentives and rewards for their contributions to the success of the Company and its related corporations. The 2021 Plan is administered by our Board or by the Compensation Committee. The following awards may be granted under the 2021 Plan:

●	incentive stock options (“ISOs”)

●	non-qualified options (“NSOs”)

●	awards of our restricted common stock

●	stock appreciation rights (“SARs”)

●	restricted stock units (“RSUs”)

Any option granted under the 2021 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2021 Plan is determined by the Board at the time of grant but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of any other type of award under the 2021 Plan are determined by the Board at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

Stock Options Granted

On January 6, 2022, the Company granted to a consultant a total of 1,333 options to purchase common stock, exercisable at $39.60 per share, under the terms of the 2021 Equity Incentive Plan (the "2021 Plan"). The options have a term of five years. The options vested 50% at March 3, 2022 and 50% on April 3, 2022.

On January 10, 2022, the Company granted to a director a total of 1,000 options to purchase common stock, exercisable at $36.00 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options vest quarterly over a four-year period.

On January 19, 2022, the Company granted to a director a total of 1,000 options to purchase common stock, exercisable at $36.00 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options vest quarterly over a four-year period.

On January 20, 2022, the Company granted directors a total of 4,000 options to purchase common stock, exercisable at $36.00 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options vest quarterly over a four-year period.

On March 11, 2022, the Company granted employees a total of 3,500 options to purchase common stock, exercisable between $43.05 and $44.25 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on June 11, 2022.

On April 1, 2022, the Company granted an employee a total of 1,667 options to purchase common stock, exercisable at $37.05 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on July 1, 2022.

On April 5, 2022, the Company granted an employee a total of 2,467 options to purchase common stock, exercisable at $31.80 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on July 1, 2022.

On April 5, 2022, the Company granted employees a total of 3,833 options to purchase common stock, exercisable at $31.80 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on July 5, 2022.

On April 7, 2022, the Company granted employees a total of 8,007 options to purchase common stock, exercisable at $30.45 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on July 7, 2022.

On April 28, 2022, the Company granted a consultant a total of 2,333 options to purchase common stock, exercisable at $24.00 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest monthly over two months, with the first portion vesting on May 28, 2022.

On May 17, 2022, the Company granted a consultant a total of 333 options to purchase common stock, exercisable at $16.05 per share, under the terms of the 2021 Plan. The options have a term of five years. The options vested immediately.

On May 17, 2022, the Company granted employees a total of 1,500 options to purchase common stock, exercisable at $16.05 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest quarterly over four years with a one-year cliff, with the first portion vesting on May 17, 2023.

On June 2, 2022, the Company granted a consultant a total of 1,697 options to purchase common stock, exercisable at $15.00 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest monthly over one year, with the first portion vesting on July 6, 2022.

On June 27, 2022, the Company granted employees a total of 2,500 options to purchase common stock, exercisable at $15.00 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest quarterly over four years with a one-year cliff, with the first portion vesting on June 27, 2023.

On August 30, 2022, the Company granted directors a total of 18,000 options to purchase common stock, exercisable at $19.65 per share, under the terms of the 2021 Plan. The options have a term of five years. The options vest immediately.

On August 30, 2022, the Company granted employees a total of 36,667 options to purchase common stock, exercisable at $19.65 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest months over two years.

On September 22, 2022, the Company granted employees a total of 5,333 options to purchase common stock, exercisable at $16.50 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest months over two years.

On December 6, 2022, the Company granted to employees a total of 12,667 options to purchase common stock, exercisable at $7.05 per share, under the terms of the 2017 and 2021 Plans. The options have a term of five years. The options will vest quarterly over four years.

On December 15, 2022, the Company granted to a vendor a total of 1,667 options to purchase common stock, exercisable at $5.55 per share, under the terms of the 2021 Plan. The options have a term of five years. The options will vest monthly over one year.

On January 9, 2023, the Company granted an employee a total of 1,667 options to purchase common stock, exercisable at $6.75 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on April 9, 2023.

On March 22, 2023, the Company granted three employees a total of 4,000 options to purchase common stock, exercisable at $3.30 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options vested immediately.

On June 2, 2023, the Company granted five employees a total of 3,833 options to purchase common stock, exercisable at $2.85 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on September 2, 2023.

On June 8, 2023, the Company granted one employee a total of 3,333 options to purchase common stock, exercisable at $4.05 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options will vest quarterly over four years, with the first portion vesting on September 8, 2023.

On August 10, 2023, the Company granted an employee 3,333 options to purchase common stock, exercisable at $3.00 per share, under the terms of the 2021 Equity Incentive Plan. The options have a term of five years. The options vest monthly through December 31, 2023.

The fair values of stock options granted during the years ended December 31, 2023 and 2022, were estimated using Black-Sholes option-pricing model with the following assumptions:

	2023	2022
Risk-free interest rates	3.76%-4.95%	1.15%-4.12%
Expected life (in years)	0.31 – 5.00	2.50 – 4.00
Expected volatility	122%-175%	132%-195%
Dividend yield	0.00%	0.00%

The Company recorded stock-based compensation expense on stock options of $1,490,903 and $3,041,815 in its consolidated statements of operations for the years ended December 31, 2023, and 2022, respectively, and such amounts were included as a component of general and administrative expense.

A summary of the status of the Company’s stock options as of December 31, 2023, and 2022, and changes during the period are presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	178,078	$64.80	4.16	$53,670
Granted	111,171	21.60
Exercised	-	-
Expired or cancelled	(42,241)	51.75
Outstanding at December 31, 2022	247,008	$45.75	2.80	$-
Granted	16,167	14.03
Exercised	-	-
Expired or cancelled	(22,987)	47.45
Outstanding at December 31, 2023	240,188	$46.96	0.78	$-
Exercisable at December 31, 2023	192,456	$51.70	0.48	$-

As of December 31, 2023, there was approximately $383,292 of total unrecognized compensation cost related to non-vested stock options which vest over time and is expected to be recognized over a period of four years, as follows: 2024, $260,410; 2025, $98,337; 2026, $23,025; 2027, $1,223; and thereafter $297.

Warrants

2023 Warrant Grants

Warrant Repricing

On February 3, 2023, the Company entered into amendments to Common Stock Purchase Warrants issued on August 17, 2022, to each of Cavalry Fund I LP, Firstfire Global Opportunities Fund LLC, and Porter Partners, L.P. The warrant amendments modify the time period until the holders of these warrants are permitted to exercise the Warrants by means of a “cashless exercise.” In addition, the warrant amendments lower the exercise price of the Warrants to $5.70 per warrant share, as further described in the warrant amendments. These amendments were treated as modifications to induce the exercise of warrants, and as such, resulted in deferred equity costs of $10,400 on the date of the amendment. As a result of the lowered exercise price of the Warrants, the exercise price of warrants issued by the Company on May 28, 2020, January 5, 2021, January 20, 2021, August 17, 2022, and August 30, 2022, will be automatically lowered to $5.70 per warrant share due to anti-dilution provisions in these warrants. We have recorded a deemed dividend for the change in value due to the anti-dilution adjustments and an increase to the carrying value of the warrants of $503,643 as a result of the trigger of the anti-dilution provisions.

Warrants exercised into Common Stock

In February 2023, we issued 54,768 common shares to investors who exercised warrants with a strike price of $5.70 for gross proceeds of $315,178.

In June 2023, we issued 38,804 common shares to investors who cashless exercised 39,196 warrants.

Warrants issued with 2023 Equity Financing

On August 17, 2023, in connections with the securities purchase agreement (the “2023 Purchase Agreement”) with the investor (See Note 8) the Company issued 92,222 pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to an aggregate of 92,222 shares of Common Stock and accompanying 222,222 shares of warrants (the “2023 Warrants) to purchase up to an aggregate of 222,222 shares of Common Stock. The initial exercise date of the Pre-Funded Warrants under the agreement terms is August 21, 2023, at the exercise price per share of $0.0015, subject to certain adjustments. The initial exercise date of the 2023 Warrants under the agreement terms is February 21, 2024. The 2023 Warrants are exercisable for five years from the initial exercise date at the exercise price per share is $2.7870, subject to certain adjustments.

In August 2023, we issued 92,222 of common shares to an investor who exercised 92,222 of pre-funded warrants.

Warrants issued with Debt Financing

In connection with the Second Montage Amendment, as discussed in Note 7, the Company will issue warrants to purchase common stock of CognoGroup, Inc. (the “CognoGroup, Inc Warrants”) to the Lender. The number of shares shall be equal to 1.4% of the CognoGroup, Inc outstanding capital stock on a fully diluted basis at the exercise price of $0.01 per share and with expiration date of October 19, 2032.  On and after the earlier to occur of (i) October 19, 2026, (ii) any sale, license, or other disposition of all or substantially all of the assets of the CognoGroup, Inc., or any reorganization, consolidation, or merger of the CognoGroup, Inc. where the holders of the CognoGroup, Inc.’s securities before the transaction beneficially own less than 50% of the outstanding voting securities of the surviving entity after the transaction, (iii) a transaction in which any “person” or “group” becomes the “beneficial owner” (as defined in Rule 13d-3 under the Securities Exchange Act of 1934), directly or indirectly, of a sufficient number of  shares of all classes of stock then outstanding of the CognoGroup, Inc. ordinarily entitled to vote in the election of directors, empowering such “person” or “group” to elect a majority of the Board of Directors of the CognoGroup, Inc., who did not have such power before such transaction (“Change in Control”), or (iv) the dissolution or liquidation of the CognoGroup, Inc (“Wind-Up”), CognoGroup, Inc shall, at the request of Holder, purchase all rights that Holder has under this CognoGroup, Inc Warrants for a cash payment in the amount equal to $600,000 (the “Buyout Fee”). In addition to the foregoing, at any time on or after October 19, 2026, and in the absence of an Acquisition, Change in Control, or Wind-Up, Holder may elect to receive a portion of the Buyout Fee. Upon the consummation of the Gologiq Acquisition and the Asset Transfer, the Warrant to Purchase Stock issued by Parent to Lender on October 19, 2022, shall automatically terminate and be of no further force or effect.

2022 Warrant Grants

Warrant exchange for Common Stock

On January 6, 2022, the Company issued 7,515 shares of common stock upon the exchange of 7,515 warrants (See Note 8).

Warrants issued with Debt Financing

During August 2022, the Company granted 100,694 warrants as a part of various debt financings (See Note 7). These warrants had an exercise price per share of $30.00 and expire in five years. The exercise price of the warrants was then reduced from $30.00 to $14.97 in connection with the issuance of stock to Parrut on October 14, 2022. The aggregate relative fair value of the warrants, which was allocated against the debt proceeds totaled $1,032,842 at the date of issuance based on the Black Scholes Merton pricing model using the following estimates: exercise price of $30.00, 3.04-3.27% risk free rate, 175.47% volatility and expected life of the warrants of 5 years. The relative fair value was reflected in additional paid-in capital and as a debt discount to be amortized over the term of the loans.

In connection with the October 19, 2022 Loan Agreement, as discussed in Note 7, the Company will issue 47,103 warrants to purchase common stock of the Company (the “Warrants”) to the Lender, with 41,520 Warrants issued and exercisable upon the Closing Date and the additional 5,581 Warrants becoming exercisable upon funding of the second Advance. The Warrants are exercisable for ten years from the Closing Date at an exercise price of $30.00 per share, subject to certain adjustments. Upon the earlier of the Maturity Date or a sale of the Company or other change in control, the Lender has the right to cause the Company to repurchase the Warrants (“Puttable Warrant”) for up to $703,125 ($600,000 if only the first Advance has been made and $703,125 if both Advances have been made). The Company is also obligated to pay the Lender a cash fee equal to 1.25% of the aggregate principal amount of the Advances that is outstanding on each anniversary of the Closing Date if (i) the average closing price of the Company’s common stock for the thirty (30) day period prior to such anniversary date is less than $30.00 or (ii) the closing price of the Company’s common stock for the date immediately prior to such anniversary date is less than $30.00.

The Company recorded the puttable warrant at its fair value, which is the cash surrender value the holder can put the warrant at. As such, on the issuance date, the Company recorded a $600,000 warrant liability for puttable warrants, offset by a debt discount to be amortized over the life of the loan. The fair value of the warrant liability has been adjusted as of December 31, 2023 to $504,000, as such, the Company recognized $96,000 of warrant modification expense during the year. Upon the advance of the second advance tranche to the Company, it will record an additional debt discount and warrant liability in the amount of $103,125, the cash surrender value of the second tranche of warrants.

Warrant Repricing

As a result of the sale in August 2022 of notes and warrants as described above and in Note 7, the number and exercise price of the 2020 Warrants and the 2021 Warrants in connection with the 2020 and 2021 debentures were adjusted due to anti-dilution provisions in such warrants. The exercise price was reduced to $30.00 from $75.00 and the number of warrants was increased from 100,806 to 163,136. We have recorded a deemed dividend for the change in value due to the anti-dilution adjustments and an increase to the carrying value of the warrants of $658,266 as a result of the trigger of the anti-dilution provisions.

On October 19, 2022, as a result of the Parrut earnout shares issued we reduced the exercise price of the 2020 and 2021 Debenture Note holder warrants from $30.00 to $14.70 due to anti-dilution provisions in these warrants. We also increased the number of warrants issued with the August 17, 2022 and August 30, 2022 notes (See Note 7) from 100,694 to 201,389 and reduced the exercise price from $30.00 to $14.70 due to anti-dilution provisions in these warrants. We have recorded a deemed dividend for the change in value due to the anti-dilution adjustments and an increase to the carrying value of the warrants of $1,262,947 as a result of the trigger of the anti-dilution provisions.

Warrants for Services

On December 8, 2022, the Company issued 2,000 five-year term warrants to a consultant with an exercise price of $15.00.

Warrant activity for the years ended December 31, 2023, and 2022 is as follows:

	Warrants Outstanding	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2021	445,491	$64.80
Issued	144,215	29.85
Exchanged to common stock	(7,515)	75.00
Increase due to trigger of anti-dilution provisions	170,540	14.70
Outstanding at December 31, 2022	752,730	$42.60
Issued	314,444	-
Exercised	(185,795)	-
Expired or cancelled	(87,451)	-
Outstanding at December 31, 2023	793,928	$35.53

All warrants are exercisable at December 31, 2023. The weighted average remaining life of the warrants is 3.43 years at December 31, 2023.

The fair values of warrants granted were estimated using Black-Sholes option-pricing model with the following assumptions:

December 31, 2023
Risk-free interest rates	4.42%-4.70%
Expected life (in years)	5.00-10.00
Expected volatility	307%
Dividend yield	0.00%

December 31, 2022
Risk-free interest rates	3.04%-3.71%
Expected life (in years)	5
Expected volatility	173%-175%
Dividend yield	0.00%